Risks and Concentration (Details)	12 Months Ended
Dec. 31, 2020
Risks and Concentration (Details) [Line Items]
Percentage of revenue	10.00%
Percentage of concentration risk	10.00%
Accounts Receivable [Member]
Risks and Concentration (Details) [Line Items]
Percentage of concentration risk	10.00%